Basis of preparation of the interim condensed consolidated financial statements	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation of the interim condensed consolidated financial statements
Basis of preparation of the interim condensed consolidated financial statements
Basis of preparation
The unaudited interim condensed consolidated financial statements as at and for the six months ended June 30, 2018 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Due to the change in the Group's presentation currency from euros to US dollars effective as of January 1, 2018 these unaudited interim condensed consolidated financial statements are prepared in US dollars, the new presentation currency of the Group.

A change in presentation currency is a change in accounting policy which is accounted for retrospectively. Therefore, comparative information for periods prior to January 1, 2018 included in these unaudited interim condensed consolidated financial statements have been restated into US dollars accordingly. Historical financial information included in the Group’s Annual Report on Form 20-F, filed with the SEC on February 23, 2018, for the year ended 31 December 2017 previously reported in euro was the basis for restatement of historical information into US dollars using the procedures outlined below:

–	assets and liabilities denominated in non-US dollar currencies were translated into US dollars at the closing rates of exchange on the relevant balance sheet dates;

–	non-US dollar income and expenditure were translated at the average rates of exchange prevailing for the relevant periods;

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the cumulative equity and translation reserves were nil at April 13, 2011, the date of incorporation of Orion, and these reserves have been restated on the basis that the Group has reported in US dollars since that date. Share capital, share premium and the other reserves were translated at the historic rates prevailing at April 13, 2011, and subsequent rates prevailing on the date of each transaction;

–	all restated amounts were extracted from the Group’s underlying financial records at applicable historical exchange rates.
All International Financial Reporting Standards ("IFRSs"), interpretations (IFRICs, SICs) originated by the IFRS Interpretations Committee applicable for the period ended June 30, 2018 have been applied.
The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2017.
The unaudited interim condensed consolidated financial statements are prepared in US dollars, the presentation currency of the Orion Group. Except where stated otherwise, all figures are presented in thousands of US dollars (USD k) for the sake of clarity. Due to rounding, numbers presented throughout the tables and notes herein may not add up precisely to the totals presented and percentages may not precisely reflect the absolute figures.
First-time adoption of accounting standards
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are - with the exception of IFRS 9 and IFRS 15 - consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2017. The following amendments to IFRS were adopted on January 1, 2018:

•	IFRS 9 Financial instruments
IFRS 9 issued on July 24, 2014 replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 determines requirements for recognition and measurement, impairment, derecognition and general hedge accounting. The latest issued version supersedes all previous versions. IFRS 9 became effective as of January 1, 2018.
The adoption of IFRS 9 had an effect on the measurement of certain of the Group’s financial instruments while it had no material impact on the hedge accounting models used by the Group.
The impact from the new impairment approach outlined in section 5.4 of IFRS 9 and the required initial recognition of a loss allowance at an amount equal to lifetime expected credit losses for trade receivables did not result in a transition adjustment on retained earnings as of January 1, 2018, as other previously recorded specific allowances are now covered under the new IFRS 9 allowance approach for expected credit losses.
In July 2017 the IASB clarified the accounting treatment for modification of financial liabilities under IFRS 9. A modification gain or loss is required to be calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. Such modification gain or loss is recognized in the income statement in the period of modification, and the modified cash flows are then amortized using the new effective interest rate.
The Company has entered into various modifications of its term loan liabilities in the fiscal years 2016 and 2017 while it recorded gains or losses of such modifications over the remaining terms of the respective modifications as permitted under IAS 39. Such modification amounts would have been recorded as immediate gain or loss at each modification date if the Company would have applied IFRS 9 in the past already.
IFRS 9 is generally required to be applied retrospectively; however the recognition of a modification gain or loss for historic modifications made to financial liabilities outstanding on the adoption date is recorded as an accumulative catch up adjustment in retained earnings on the adoption date. The cumulative effect of the modification adjustments amounted to a loss of USD 8,542k net of taxes and is reflected in the retained earnings as of January 1, 2018.

•	IFRS 15 Revenue from contracts with customers
The IASB issued IFRS 15 on May 28, 2014. IFRS 15 intends to combine and harmonize the revenue recognition methods issued in several standards and interpretations. IFRS 15 also determines the time and extent of revenue recognition. IFRS 15 replaces IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 13 Customer Loyalty Programs, IFRIC 15 Agreements for Construction of Real Estate, IFRIC 18 Transfer of Assets from Customers and SIC 31 Revenue-Barter Transactions. The Company has completed a group wide review of all material contracts with customers. The changes had no impact on the Company's revenue recognition. Performance obligations are almost entirely the transfer of goods. In a limited number of cases the service to ship goods to the Company's customers may qualify as a separate performance obligation while the price of such ancillary services are deemed to be immaterial and the realization of such services usually occurs at same point of time as the transfer of the main performance obligation. As the changes have no impact on revenue recognition there was no cumulative catch up adjustment recorded in retained earnings under the modified retrospective approach of adoption that is now applied.
Accounting standards issued but not yet effective
The IASB has issued accounting standards which were not yet effective in the current fiscal year. Any new accounting standards which are relevant for the Group’s consolidated financial statements will be adopted when they become effective.
The following relevant pronouncements by the IASB and IFRSIC were not effective as at the reporting date on June 30, 2018 and were not applied by the Group:

•	IFRS 16 Leases
In January 2016, the IASB issued the new standard IFRS 16 “Leases”, which supersedes the existing lease accounting according to IAS 17. The existing concept of operating and finance leases will be replaced and most leases will be recognized in the statement of financial position. IFRS 16 will be effective as of January 1, 2019.
The Group has operating lease contracts as well as very limited finance leases and the new standard will have an impact on Group accounting policies, procedures as well as financial statements and our key performance indicators. The Group has started to analyze the impact of IFRS 16. Refer to note (9.5) Contingent liabilities and other financial obligations in the last annual financial statements for fiscal year 2017 for details of our current lease obligations on an undiscounted basis totaling to $33.3 million. While the Group has not finalized its assessment, according to the provisions of the Standard, the right–to-use leased assets that do not meet the exemption criteria will increase property, plant and equipment and will result in the recognition of a corresponding lease obligation based on the existing contracts at the transition date. The exemption criteria will be applicable in rare cases. In 2017 the Group recorded $9.7 million as operating lease expenses. The Group estimates that a comparable amount of expenses will in the future be recorded as amortization and to a certain amount as finance expenses.